Shareholders' Deficit (Details Narrative) - USD ($)		1 Months Ended					9 Months Ended	12 Months Ended
	Feb. 22, 2013	Mar. 31, 2016	Aug. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Sep. 30, 2018	Feb. 07, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 18, 2018	Dec. 22, 2017	Feb. 07, 2017
Preferred stock, authorized	1,000,000						1,000,000		1,000,000	1,000,000	5,000,000
Common stock, shares authorized							2,500,000,000		2,500,000,000	500,000,000	2,500,000,000
Preferred stock, par value	$ 0.0001						$ 0.001		$ 0.001	$ 0.001
Preferred stock voting rights	Each holder of outstanding shares of Series AA Super Voting Preferred Stock shall be entitled to one hundred thousand (100,000) votes for each share of Series AA Super Voting Preferred Stock held on the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company.
Preferred stock, outstanding	100,000						5,000		5,000	1,000
Stated value dividend									0.00%
Warrants term		2 years
Preferred stock, shares issued							5,000		5,000	1,000
Warrants issued to purchase common stock		300,000
Shares issued for conversion of notes payable and accrued interest							$ 2,373,739		$ 4,975,950	$ 1,957,717
Issuance of common stock, value							$ 135,000		5
Issuance of common stock related to services and fees, shares							4,150,000
Issuance of common stock related to services and fees							$ 130,235		204,306	2,364,971
Shares issued for commitment fees, shares							3,387,534
Shares issued for commitment fees							$ 116,531
Warrant exercise price		$ 0.81
Notes Payable [Member]
Debt discount							1,175,627		2,624,984	1,145,849
Shares issued for conversion of notes payable and accrued interest							$ 1,127,491		$ 1,483,285	$ 682,690
Lock-Up Agreement [Member]
Common stock, shares issued							17,003		379,294	266,617
Issuance of common stock, value							$ 1,046		$ 25,270	$ 111,661
Private Placement [Member]
Warrants issued to purchase common stock									1,561,950
Shares issued for conversion of notes payable and accrued interest, shares			100,000	50,000	50,000	125,000
Issuance of common stock, value									$ 60,000
Minimum [Member]
Capital stock authorized											505,000,000
Maximum [Member]
Capital stock authorized											2,505,000,000
Series AA Preferred Stock [Member]
Preferred stock, outstanding							5,000		5,000	1,000
Series B Convertible Preferred Stock [Member]
Preferred stock, authorized													50,000
Preferred stock, par value													$ 100
Preferred stock, outstanding							1,350
Stated value dividend								75.00%
Warrants term								3 years
Share exercise price								1.50
Preferred stock, shares issued							1,350
Series C Secured Redeemable Preferred Stock [Member]
Preferred stock, authorized												8,000
Preferred stock dividend per share							$ 20.00
Shares issued, price per share												$ 1,000
Sale of stock for preferred stock							1,318
Sale of stock, consideration							$ 1,317,500
Debt discount							$ 152,972		$ 101,808
Series C Secured Redeemable Preferred Stock [Member] | Maximum [Member]
Warrants issued to purchase common stock							5,996,546
Common Stock [Member] | Private Placement [Member]
Common stock, shares issued							1,561,950
Number of warrants issued for cash							$ 60,000
Shares issued for conversion of notes payable and accrued interest, shares							58,695,192
Shares issued for conversion of notes payable and accrued interest							$ 1,237,256
Preferred Stock Designated [Member]
Preferred stock, authorized							5,000,000		5,000,000
Warrant [Member]
Preferred stock, outstanding							4,805,600
Stated value dividend							0.00%
Warrants term							3 years			5 years
Preferred stock, shares issued							4,805,600
Warrants issued to purchase common stock							1,561,950			9,194,940
Warrant [Member] | Minimum [Member]
Warrants term									3 years
Warrant exercise price							$ 0.0734			$ 0.0825
Warrant [Member] | Maximum [Member]
Warrants term									5 years
Warrant exercise price							$ 1.00			$ 0.90
Warrant Two [Member]
Warrants term							5 years		2 years
Warrants issued to purchase common stock							2,000,000		2,300,000
Warrant exercise price							$ 0.05
Warrant value							$ 71,521		$ 83,453
Warrant Two [Member] | Minimum [Member]
Warrant exercise price									$ 0.0508
Warrant Two [Member] | Maximum [Member]
Warrant exercise price									$ 0.25
Warrant Three [Member]
Warrants term							3 years		5 years
Warrants issued to purchase common stock							4,805,600		1,100,678
Warrant value									$ 71,113
Warrant Three [Member] | Minimum [Member]
Warrant exercise price									$ 0.096
Warrant Three [Member] | Maximum [Member]
Warrant exercise price									$ 0.267
Warrant Three [Member] | Series B Convertible Preferred Stock [Member] | Minimum [Member]
Warrant exercise price							$ 0.051
Warrant Three [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Warrant exercise price							$ 1.00
Warrant Four [Member]
Warrants term							2 years		2 years
Warrants issued to purchase common stock							3,271,277		2,725,269
Warrant Four [Member] | Minimum [Member]
Warrant exercise price									$ 0.047
Warrant Four [Member] | Maximum [Member]
Warrant exercise price									$ 0.058
Warrant Four [Member] | Series C Preferred Stock [Member] | Minimum [Member]
Warrant exercise price							$ 0.0250
Warrant Four [Member] | Series C Preferred Stock [Member] | Maximum [Member]
Warrant exercise price							$ 0.0516
Warrant Five [Member]
Warrants term							2 years
Warrants issued to purchase common stock							6,200,000
Warrant exercise price							$ 0.0001
Warrant value							$ 380,750
Warrant Six [Member]
Warrants term							2 years
Warrants issued to purchase common stock							642,157
Warrant Six [Member] | Minimum [Member] | Notes Payable [Member]
Warrant exercise price							$ 0.0368
Warrant Six [Member] | Maximum [Member] | Notes Payable [Member]
Warrant exercise price							$ 0.0370